Vanguard Global ESG Select Stock Fund

Schedule of Investments (unaudited)
As of October 31, 2019

		Market
		Value
	Shares	($000)
Common Stocks (95.2%)
Brazil (1.9%)
B3 SA - Brasil Bolsa Balcao	133,400	1,609

Canada (5.5%)
Bank of Nova Scotia	44,123	2,531
BCE Inc.	43,721	2,074
		4,605
Denmark (2.1%)
Vestas Wind Systems A/S	20,788	1,694

France (6.8%)
LVMH Moet Hennessy Louis Vuitton SE	4,694	2,005
TOTAL SA	35,004	1,851
Schneider Electric SE	19,379	1,801
		5,657
Hong Kong (2.2%)
AIA Group Ltd.	184,400	1,836

Japan (4.9%)
Mitsubishi UFJ Financial Group Inc.	462,700	2,399
Recruit Holdings Co. Ltd.	51,300	1,705
		4,104
Netherlands (4.2%)
ING Groep NV	196,543	2,226
Wolters Kluwer NV	17,099	1,259
		3,485
Singapore (2.8%)
DBS Group Holdings Ltd.	123,400	2,352

Spain (4.8%)
Industria de Diseno Textil SA	67,459	2,102
* Iberdrola SA	187,088	1,923
		4,025
Sweden (1.8%)
Atlas Copco AB Class A	42,045	1,484

Switzerland (3.7%)
Novartis AG	35,138	3,070

Taiwan (3.2%)
Taiwan Semiconductor Manufacturing Co. Ltd.	268,000	2,626

United Kingdom (5.5%)
BHP Group plc	109,034	2,313
Compass Group plc	86,034	2,290
		4,603
United States (45.8%)
Microsoft Corp.	23,872	3,422

Global ESG Select Stock Fund

Deere & Co.		19,111	3,328
Merck & Co. Inc.		38,356	3,324
Home Depot Inc.		12,741	2,989
Texas Instruments Inc.		22,397	2,643
Northern Trust Corp.		25,549	2,547
Starbucks Corp.		29,505	2,495
Visa Inc. Class A		12,741	2,279
Colgate-Palmolive Co.		27,560	1,891
Prologis Inc.		20,855	1,830
Baxter International Inc.		21,793	1,671
Ecolab Inc.		8,315	1,597
Accenture plc Class A		8,449	1,567
Progressive Corp.		21,592	1,505
Danaher Corp.		10,394	1,432
NextEra Energy Inc.		5,499	1,311
Automatic Data Processing Inc.		7,376	1,196
Ingersoll-Rand plc		9,187	1,166
			38,193
Total Common Stocks (Cost $74,952)			79,343
	Coupon
Temporary Cash Investment (4.7%)
Money Market Fund (4.7%)
1 Vanguard Market Liquidity Fund (Cost $3,929)	1.984%	39,285	3,929
Total Investments (99.9%) (Cost $78,881)			83,272
Other Assets and Liabilities-Net (0.1%)			56
Net Assets (100%)			83,328

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as

Global ESG Select Stock Fund

unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments as of October 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	44,407	—	—
Common Stocks—Other	—	34,936	—
Temporary Cash Investments	3,929	—	—
Total	48,336	34,936	—